FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Assets:
Available-for-sale Securities	$ 110,802	$ 118,489
Recurring Basis [Member]
Assets:
Available-for-sale Securities	110,802
Interest rate/ currency swap contracts – short-term receivables	79
Interest rate/currency swap contracts - long term receivables	4,652
Total assets	115,533
Liabilities:
Floating rate NOK bonds due 2017	17,701
Floating rate NOK bonds due 2019	90,310
Floating Rate NOK Bonds due 2020	59,871
Interest rate/ currency swap contracts – short-term payables	39,366
Interest rate/ currency swap contracts – long-term payables	55,709
Total liabilities	673,598
Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Available-for-sale Securities	110,802
Total assets	110,802
Liabilities:
Floating rate NOK bonds due 2017	17,701
Floating rate NOK bonds due 2019	90,310
Floating Rate NOK Bonds due 2020	59,871
Total liabilities	578,523
Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Interest rate/ currency swap contracts – short-term receivables	79
Interest rate/currency swap contracts - long term receivables	4,652
Total assets	4,731
Liabilities:
Interest rate/ currency swap contracts – short-term payables	39,366
Interest rate/ currency swap contracts – long-term payables	55,709
Total liabilities	95,075
Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets:
Available-for-sale Securities	0
Total assets	0
Liabilities:
Total liabilities	0
Senior Unsecured Convertible Bonds Due 2018 [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	192,924
Senior Unsecured Convertible Bonds Due 2018 [Member] | Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Liabilities:
Unsecured convertible bonds	192,924
Senior Unsecured Convertible Bonds due 2021 [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	217,717
Senior Unsecured Convertible Bonds due 2021 [Member] | Recurring Basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Liabilities:
Unsecured convertible bonds	$ 217,717